Right-of-use asset and lease liability - Minimum annual payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 552
2021
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	184
2022
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	206
2023 and after
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 162